As filed with the U.S. Securities and Exchange Commission
on December 18, 2014
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 195 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 198 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
623 Fifth Ave, 15th Floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama Global X Management Company LLC 623 Fifth Ave, 15th floor New York, NY 10022 (Name and Address of Agent for Service)
With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	K&L Gates LLP
623 Fifth Ave, 15th floor	1601 K Street, NW
New York, NY 10022	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on January 16, 2015 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 195 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 132, which was filed with the Securities and Exchange Commission on January 17, 2014. This Post-Effective Amendment No. 195 is filed solely for the purpose of designating January 16, 2015 as the new effective date of Post-Effective Amendment No. 132, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was delayed in Post-Effective Amendment No. 188 on November 20, 2014, Post-Effective Amendment No. 180 on October 23, 2014, Post-Effective Amendment No. 168 on September 24, 2014, Post-Effective Amendment No. 162 on August 28, 2014, Post-Effective Amendment No. 158 on August 1, 2014, Post-Effective Amendment No. 155 on July 18, 2014, Post-Effective Amendment No. 154 on July 11, 2014, Post-Effective Amendment No. 152 on July 1, 2014, Post-Effective Amendment No. 150 on June 19, 2014, Post-Effective Amendment No. 148 on June 5, 2014, Post-Effective Amendment No. 143 on May 16, 2014, Post-Effective Amendment No. 141 on April 29, 2014 and in Post-Effective Amendment No. 139 on March 31, 2014. This Amendment does not affect the currently effective prospectuses and statement of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 195 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 18th day of December 2014.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	December 18, 2014
Bruno del Ama

/s/ Jose C. Gonzalez	Chief Operating Officer	December 18, 2014
Jose C. Gonzalez

/s/ Thomas K. Lynch	Treasurer (Principal Financial Officer) and Principal Accounting Officer	December 18, 2014
Thomas K. Lynch

*
Sanjay Ram Bharwani	Trustee	December 18, 2014

*
Scott R. Chichester	Trustee	December 18, 2014

*
Kartik Kiran Shah	Trustee	December 18, 2014

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney